Note 10 - Deferred Revenues - Schedule of Deferred Revenue (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred revenues on maintenance contracts	€ 2,173	€ 1,487
Deferred revenue on RPP	405	350
Deferred revenue on sale of devices	218	173
Deferred research and development grants	61	201
Total	2,857	2,211
Less long term portion	(562)	(333)
Deferred revenues, current portion	€ 2,295	€ 1,878